ASSETS HELD FOR SALE AND INVENTORIES (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Assets Held For Sale And Inventories [Abstract]
Inventories	$ 290,605	$ 164,516
Assets held for sale	345,423	212,487
Total inventories and assets held for sale	$ 636,028	$ 377,003